Document and Entity Information	9 Months Ended
Sep. 25, 2021
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	European Wax Center, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001856236
Amendment Flag	false